Other Liabilities and Provisions (Schedule of Capital Lease Obligation Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Lease Obligation [Line Items]
Minimum lease payments, 2014	$ 106
Minimum lease payments, 2015	93
Minimum lease payments, 2016	93
Minimum lease payments, 2017	94
Minimum lease payments, 2018	94
Minimum lease payments, thereafter	315
Minimum lease payments, total	795
Minimum lease payment, amount representing interest	185
Minimum lease payments, present value	610
Capital Lease Future Minimum Interest Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments, 2014	40
Minimum lease payments, 2015	32
Minimum lease payments, 2016	28
Minimum lease payments, 2017	25
Minimum lease payments, 2018	20
Minimum lease payments, thereafter	40
Capital Lease Present value of Expected Future Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments, 2014	66
Minimum lease payments, 2015	61
Minimum lease payments, 2016	65
Minimum lease payments, 2017	69
Minimum lease payments, 2018	74
Minimum lease payments, thereafter	$ 275